INCOME TAXES (Reconciliation Between Statutory CIT Rate and Group's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2007
INCOME TAXES [Abstract]
Statutory CIT rate	25.00%		25.00%		25.00%		33.00%
Tax differential from statutory rate applicable to subsidiaries in PRC	(1.00%)		(3.00%)		(3.00%)
Tax differential for expenses recorded by Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax	68.00%	[1]	2.00%	[1]	5.00%	[1]
Permanent difference for non-deductible expenses	7.00%		1.00%		1.00%
Withholding tax on earnings no longer considered indefinitely reinvested	21.00%		7.00%		0.00%
Effective CIT rate	120.00%		32.00%		28.00%
Components of tax differential for expenses recorded by Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius [Abstract]
Tax differential related to permanent difference (share base compensation expenses)	21.00%		4.00%		3.00%
Tax differential related to permanent difference (interest expense relating to convertible notes and term loan)	26.00%		2.00%		0.00%
Tax differential related to permanent difference (loss on change in fair value relating to convertible notes)	19.00%		(9.00%)		0.00%

[1]	Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax primarily represents the following items which are not tax deductible: (i) a rate of 21% as a result of permanent difference arising from the share base compensation expenses (2011: 4%, 2010: 3%); (ii) a rate of 26% as a result of permanent differences arising from the interest expense in convertible notes and term loan (2011: 2%, 2010: nil); (iii) a rate of 19% as a result of permanent difference in connection with loss arising from change in fair value in convertible notes (2011: (9%), 2010: nil).